Summary of Significant Accounting Policies (Details Textual)	6 Months Ended
	Sep. 30, 2020 USD ($) Segments	Sep. 30, 2019 USD ($)	Apr. 02, 2019 USD ($)	Aug. 10, 2015	Jun. 26, 2015
Summary of Significant Accounting Policies (Textual)
Advertising expenses	$ 0	$ 0
Impairment of long-lived assets	$ 0	$ 0
Number of reportable segments | Segments	3
Number of operating segments | Segments	3
Operating lease right-of-use assets			$ 160,552
Operating lease right-of-use assets and liabilities			$ 147,172
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Cost method investments, ownership percentage	0.00%
Equity method investment, ownership percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Cost method investments, ownership percentage	20.00%
Equity method investment, ownership percentage	50.00%
Long Yun Hk [Member]
Summary of Significant Accounting Policies (Textual)
Ownership percentage				100.00%
Sweet Lollipop [Member]
Summary of Significant Accounting Policies (Textual)
Ownership percentage					100.00%